Segment Reporting - Schedule of Total Non-Current Assets of Both Reportable Segments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ 23,689	€ 30,188	€ 34,900
Europe [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	64,414	71,312	50,206
North America [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	868	469	54
Eliminations [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ (41,593)	€ (41,593)	€ (15,360)